Fair values of financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value [Member] | Level 1 [Member]
Assets [Abstract]
Cash and cash equivalents	$ 59.1	$ 27.9
Restricted cash	69.4	63.4
Marketable securities - non-current	0.0	31.0
Marketable securities - current	0.0	4.2
Trade receivables	40.2	25.1
Tax retentions receivable	11.6	11.6
Other current assets (excluding deferred costs)	22.7	17.3
Due from related parties	8.6	0.0
Liabilities [Abstract]
Trade payables	14.1	9.6
Accruals and other current liabilities	99.6	71.0
Fair Value [Member] | Level 2 [Member]
Assets [Abstract]
Forward contracts (note 18)	27.9	50.3
Liabilities [Abstract]
Long term debt	1,624.0	113.6
Forward contracts (note 18)	92.2	85.4
Fair Value [Member] | Level 3 [Member]
Liabilities [Abstract]
Guarantees issued to equity method investments (see note 3)	5.9	0.0
Carrying Value [Member] | Level 1 [Member]
Assets [Abstract]
Cash and cash equivalents	59.1	27.9
Restricted cash	69.4	63.4
Marketable securities - non-current	0.0	31.0
Marketable securities - current	0.0	4.2
Trade receivables	40.2	25.1
Tax retentions receivable	11.6	11.6
Other current assets (excluding deferred costs)	22.7	17.3
Due from related parties	8.6	0.0
Liabilities [Abstract]
Trade payables	14.1	9.6
Accruals and other current liabilities	99.6	71.0
Carrying Value [Member] | Level 2 [Member]
Assets [Abstract]
Forward contracts (note 18)	27.9	50.3
Liabilities [Abstract]
Long term debt	1,709.8	1,174.6
Forward contracts (note 18)	92.2	85.4
Carrying Value [Member] | Level 3 [Member]
Liabilities [Abstract]
Guarantees issued to equity method investments (see note 3)	$ 5.9	$ 0.0